NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                      LISLE, ILLINOIS 60532

                          July 30, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4


     Re:     The First Trust of Insured Municipal Bonds 34
             (SEC File No. 2-61568)(CIK No. 0311563)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act.
Post effective Amendment No. 21, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on July 28, 1999.

                                    Very truly yours,




                                    NIKE SECURITIES L.P.